Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2023
Earnings Per Share (EPS) [Abstract]
EARNINGS PER SHARE (EPS)

30 EARNINGS PER SHARE (EPS)

Basic loss per share is computed using the weighted-average number of outstanding shares during the period. Diluted loss per share is computed using the treasury stock method to the extent that the effect is dilutive by using the weighted-average number of outstanding shares and potential shares during the period. The Group’s potential shares consist of incremental shares issuable upon (1) the assumed exercise of warrants, (2) the assumed vesting of unvested shares under GESP program, and (3) conversion of the outstanding convertible notes, excluding all anti-dilutive shares outstanding during the period. The Group used the if-converted method to calculate the dilutive impact for the above convertible instruments and adjusted the numerator for changes in profit or loss.

The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	2023	2022	2021
	USD	USD	USD
			(recast)
Basic loss per share
Net loss attributable to the equity holders of the Parent	(15,813,351)	(61,019,350)	(17,786,681)
Shares used in computation:
Weighted-average shares outstanding	26,431,390	26,005,564	17,210,188

Basic net loss per share attributable to equity holders of the Parent	(0.60)	(2.35)	(1.03)

Diluted loss per share
Net loss attributable to the equity holders of the Parent	(15,813,351)	(61,019,350)	(17,786,681)
Shares used in computation:
Weighted-average shares outstanding	26,431,390	26,005,564	17,210,188

Diluted net loss per share attributable to equity holders of the Parent	(0.60)	(2.35)	(1.03)

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these consolidated financial statements.

Since the Group was in a loss position for the years ended 31 December 2023, 2022 and 2021, basic net loss per share was the same as diluted net income per share for the years presented. The potentially dilutive vested employee stock options (Note 20) were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the years presented, and the issuance of such shares is contingent upon the satisfaction of certain conditions which were not yet satisfied by 31 December 2023, 2022 and 2021.